Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash And Cash Equivalents
Cash and bank deposits	R$ 15,470	R$ 6,078
Cash equivalents	1,109,911	904,937
Cash and cash equivalents	R$ 1,125,381	R$ 911,015